Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Total	$ (8,997)
Fair Value, Inputs, Level 2 [Member]
Total	(8,997)
Currency Swap (100,000) [Member]
Cross Currency SWAP - asset position	3,226
Currency Swap (100,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - asset position	3,226
Currency Swap (120,000) [Member]
Cross Currency SWAP - liability position	(9,742)
Currency Swap (120,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position	(9,742)
Currency Swap (30,000) [Member]
Cross Currency SWAP - liability position	(2,481)
Currency Swap (30,000) [Member] | Fair Value, Inputs, Level 2 [Member]
Cross Currency SWAP - liability position	$ (2,481)